Accounts receivable	6 Months Ended
Mar. 31, 2026
Accounts receivable
Accounts receivable

Note 3 – Accounts receivable

Accounts receivable consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Accounts receivable	$4,031,798	$1,650,231

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products are sold and delivered to customers. As of the date of filing, the Company collected approximately $2.3 million, or 58.3%, from the outstanding accounts receivable.

The movement of allowance for credit losses was as follows:

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	-	$7,732,717
Reversal	-	(7,523,759)
Translation adjustments	-	(208,958)
Balance as of end of period	-	-